Income taxes and deferred taxes - Major components of income tax expenses (Details) - EUR (€) € in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Income taxes and deferred taxes
Current tax expenses	€ (476)	€ (275)	€ (856)	€ (407)
Deferred tax income/(expense)	(1)	(3)	(12)	3
Total income tax income/(expense)	€ (477)	€ (278)	€ (868)	€ (404)